Provisions for other liabilities and charges and contingent liabilities (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of contingent liabilities [abstract]
Provisions for other liabilities and charges and contingent liabilities

	Assumed contingent liabilities £000s	Dilapidations £000s	Royalties £000s	Total £000s
At February 1, 2017	—	85	—	85
Additions	1,466	150	25	1,641
Used during the year	—	(85)	—	(85)
At January 31, 2018	1,466	150	25	1,641

	Assumed contingent liabilities £000s	Dilapidations £000s	Royalties £000s	Total £000s
At February 1, 2016	—	73	—	73
Additions	—	12	—	12
Used during the year	—		—	—
At January 31, 2017	—	85	—	85

Disclosure of contingent liabilities in business combination
The table below describes the value of the assumed contingent liabilities as at January 31, 2018 of £1.5 million compared to what the total value would be following the presented variations to the underlying assumptions in the model:

January 31, 2018
£000
Estimated assumed contingent liabilities	1,466
1% lower discount rate	1,579
1% higher discount rate	1,368
10% lower probability of success	1,208
10% higher probability of success	1,705